Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 14,846,362	$ 30,417,813
Available-for-sale securities	111,977,673	132,762,058
Loans held for sale	5,237,914	9,055,268
Loans, net of unearned income	442,554,386	427,544,414
Allowance for loan losses	(6,529,208)	(6,715,397)
Premises and equipment, net	13,773,138	14,622,541
Federal Reserve and Federal Home Loan Bank Stock, at cost	3,685,100	3,748,250
Foreclosed assets held for sale, net	1,830,288	1,538,307
Interest receivable	1,635,322	2,068,965
Goodwill	16,353,082	16,733,830
Core deposits and other intangibles	1,848,550	2,585,132
Purchased software	158,846	1,021,036
Cash value of life insurance	12,223,931	13,211,247
Deferred income taxes	2,285,977	3,202,986
Mortgage servicing rights	2,819,939	3,190,389
Other assets	3,962,366	5,300,846
Total assets	628,663,666	660,287,685
LIABILITIES AND SHAREHOLDERS' EQUITY
Non interest bearing demand	65,963,133	62,745,906
Interest bearing NOW	107,445,961	105,708,472
Savings	49,665,067	47,662,315
Money Market	74,243,505	84,635,537
Time Deposits	221,447,059	214,925,512
Total deposits	518,764,725	515,677,742
Short-term borrowings	18,778,522	45,785,254
Notes payable	2,788,123	3,290,471
Federal Home Loan Bank advances	12,775,866	22,807,351
Trust preferred securities	20,620,000	20,620,000
Interest payable	2,953,541	1,971,587
Other liabilities	4,051,301	4,111,182
Total liabilities	580,732,078	614,263,587
Commitments and Contingent Liabilities
Stockholders' Equity
Preferred stock, $0.00 stated value; authorized 200,000 shares; 0 shares issued	0	0
Common stock, $2.50 stated value; authorized 10,000,000 shares; 5,027,433 shares issued	12,568,583	12,568,583
Additional paid-in capital	15,323,182	15,235,206
Retained earnings	20,466,005	18,802,106
Accumulated other comprehensive income (loss)	1,343,129	1,187,514
Treasury stock, at cost Common; 2011 - 165,654 shares, 2010 -165,654 shares	(1,769,311)	(1,769,311)
Total stockholders' equity	47,931,588	46,024,098
Total liabilities and stockholders' equity	$ 628,663,666	$ 660,287,685